Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
The details, by asset category, of the other intangible assets in the consolidated balance sheets are as follows:

The details, by asset category, of the other intangible assets in the consolidated balance sheets are as follows:

Cost	IT Developments	Other Assets	Total
Balance on December 31, 2018	6,910,273	411,071	7,321,344
Additions	1,290,686	15,757	1,306,443
Write-off	(2,544,403)	(130,622)	(2,675,025)
Transfers	(26,758)	(2,481)	(29,239)
Balance on December 31, 2019	5,629,798	293,725	5,923,523

Additions	990,184	73,238	1,063,422
Write-off	(240,626)	(7,803)	(248,429)
Transfers	(25,515)	3,036	(22,479)
Balance on December 31, 2020	6,353,841	362,196	6,716,037

Additions	1,429,459	71,103	1,500,562
Write-off	(633,534)	(3,270)	(636,804)
Transfers	(124,157)	-	(124,157)
Balance on December 31, 2021	7,025,609	430,029	7,455,638

Accumulated amortization
Balance on December 31, 2018	(5,032,693)	(311,950)	(5,344,643)
Additions	(501,682)	(19,339)	(521,021)
Write-off	2,326,982	79,945	2,406,927
Transfers	(241,395)	(288)	(241,683)
Balance on December 31, 2019	(3,448,788)	(251,632)	(3,700,420)

Additions	(534,000)	(5,322)	(539,322)
Balance on December 31, 2020	(3,982,788)	(256,954)	(4,239,742)

Additions	(569,370)	(13,771)	(583,141)
Write-off	343,216	(4,558)	338,658
Balance on December 31, 2021	(4,208,942)	(275,283)	(4,484,225)

Losses from non-recovery (Impairment) - IT	IT developments	Other assets	Total
Balance on December 31, 2018	(320,710)	(15,291)	(336,001)
Impact on net profit (1)	110,466	-	110,466
Write-off	207,925	15,291	223,216
Balance on December 31, 2019	(2,319)	-	(2,319)

Impact on net profit (1)	(66,269)	-	(66,269)
Transfers	(1,346)	-	(1,346)
Balance on December 31, 2020	(69,934)	-	(69,934)

Impact on net profit (1)	(23,066)	(7,094)	(30,160)
Write-off	-	-	-
Balance on December 31, 2021	(93,000)	(7,094)	(100,094)

Carrying amount
Balance on December 31, 2019	2,178,691	42,093	2,220,784
Balance on December 31, 2020	2,301,119	105,242	2,406,361
Balance on December 31, 2021	2,723,667	147,652	2,871,319
(1)	Refers to the impairment of assets in the acquisition and development of software. The loss in the acquisition and development of